Goodwill and Intangible Assets - Allocation of Goodwill and Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of information for cash-generating units [line items]
Goodwill	$ 2,904.7	$ 1,633.7
Intangible assets	3,167.8	2,213.8
Total	6,072.5	3,847.5	$ 3,214.9
Allied World
Disclosure of information for cash-generating units [line items]
Goodwill	938.9	0.0
Intangible assets	763.7	0.0
Total	1,702.6	0.0
Cara
Disclosure of information for cash-generating units [line items]
Goodwill	222.3	211.5
Intangible assets	1,073.6	990.3
Total	1,295.9	1,201.8
Brit
Disclosure of information for cash-generating units [line items]
Goodwill	154.3	154.3
Intangible assets	571.3	576.6
Total	725.6	730.9
Zenith National
Disclosure of information for cash-generating units [line items]
Goodwill	317.6	317.6
Intangible assets	115.5	121.4
Total	433.1	439.0
Crum & Forster
Disclosure of information for cash-generating units [line items]
Goodwill	188.8	186.5
Intangible assets	129.4	145.1
Total	318.2	331.6
Quess
Disclosure of information for cash-generating units [line items]
Goodwill	229.0	23.7
Intangible assets	21.8	18.5
Total	250.8	42.2
Thomas Cook India
Disclosure of information for cash-generating units [line items]
Goodwill	150.0	115.3
Intangible assets	54.2	50.1
Total	204.2	165.4
Northbridge
Disclosure of information for cash-generating units [line items]
Goodwill	95.7	88.3
Intangible assets	77.1	64.5
Total	172.8	152.8
OdysseyRe
Disclosure of information for cash-generating units [line items]
Goodwill	119.7	119.7
Intangible assets	51.6	55.2
Total	171.3	174.9
AMAG
Disclosure of information for cash-generating units [line items]
Goodwill	44.7	72.6
Intangible assets	110.2	63.0
Total	154.9	135.6
All other
Disclosure of information for cash-generating units [line items]
Goodwill	443.7	344.2
Intangible assets	199.4	129.1
Total	$ 643.1	$ 473.3